BALANCE SHEETS - USD ($)	Mar. 31, 2017	Mar. 31, 2016
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	27,209,997	21,728,069
Notes receivable	22,790	22,790
Other assets	164,773	164,773
ASSETS	27,397,560	21,915,632
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	697,432	685,806
Accounts payable - affiliates	39,637,826	49,270,814
Capital contributions payable	578,113	578,113
LIABILITIES	40,913,371	50,534,733
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(6,338,126)	(21,290,383)
General Partner	(7,177,685)	(7,328,718)
PARTNERS' CAPITAL (DEFICIT)	(13,515,811)	(28,619,101)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	27,397,560	21,915,632
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	271,060	180,896
Notes receivable	0	0
Other assets	0	0
ASSETS	271,060	180,896
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,466,902	1,442,059
Capital contributions payable	0	0
LIABILITIES	1,466,902	1,442,059
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(875,631)	(940,299)
General Partner	(320,211)	(320,864)
PARTNERS' CAPITAL (DEFICIT)	(1,195,842)	(1,261,163)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	271,060	180,896
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	241,102	425,168
Notes receivable	0	0
Other assets	0	0
ASSETS	241,102	425,168
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,321,237	1,460,365
Capital contributions payable	0	0
LIABILITIES	1,321,237	1,460,365
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(907,383)	(862,894)
General Partner	(172,752)	(172,303)
PARTNERS' CAPITAL (DEFICIT)	(1,080,135)	(1,035,197)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	241,102	425,168
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	252,064	295,650
Notes receivable	0	0
Other assets	0	0
ASSETS	252,064	295,650
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,848,897	2,819,689
Capital contributions payable	0	0
LIABILITIES	2,848,897	2,819,689
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,351,781)	(2,279,715)
General Partner	(245,052)	(244,324)
PARTNERS' CAPITAL (DEFICIT)	(2,596,833)	(2,524,039)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	252,064	295,650
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	659,167	219,677
Notes receivable	0	0
Other assets	0	0
ASSETS	659,167	219,677
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,089,674	2,052,312
Capital contributions payable	0	0
LIABILITIES	2,089,674	2,052,312
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,131,355)	(1,529,462)
General Partner	(299,152)	(303,173)
PARTNERS' CAPITAL (DEFICIT)	(1,430,507)	(1,832,635)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	659,167	219,677
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	427,181	502,552
Notes receivable	0	0
Other assets	0	0
ASSETS	427,181	502,552
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	602,161	676,778
General Partner	(174,980)	(174,226)
PARTNERS' CAPITAL (DEFICIT)	427,181	502,552
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	427,181	502,552
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	344,461	395,797
Notes receivable	0	0
Other assets	1,250	1,250
ASSETS	345,711	397,047
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	565,870	616,693
General Partner	(220,159)	(219,646)
PARTNERS' CAPITAL (DEFICIT)	345,711	397,047
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	345,711	397,047
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	677,679	809,362
Notes receivable	0	0
Other assets	0	0
ASSETS	677,679	809,362
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	4,960
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	4,960
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	989,245	1,114,701
General Partner	(311,566)	(310,299)
PARTNERS' CAPITAL (DEFICIT)	677,679	804,402
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	677,679	809,362
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	3,606,473	899,636
Notes receivable	0	0
Other assets	0	0
ASSETS	3,606,473	899,636
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	31,673	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	31,673	0
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	3,745,499	1,097,087
General Partner	(170,699)	(197,451)
PARTNERS' CAPITAL (DEFICIT)	3,574,800	899,636
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	3,606,473	899,636
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	812,483	884,427
Notes receivable	0	0
Other assets	0	0
ASSETS	812,483	884,427
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	7,500
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	7,500
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,086,195	1,149,995
General Partner	(273,712)	(273,068)
PARTNERS' CAPITAL (DEFICIT)	812,483	876,927
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	812,483	884,427
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	345,648	618,758
Notes receivable	0	0
Other assets	0	0
ASSETS	345,648	618,758
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	3,479,192	3,578,505
Capital contributions payable	8,235	8,235
LIABILITIES	3,487,427	3,586,740
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,771,714)	(2,599,655)
General Partner	(370,065)	(368,327)
PARTNERS' CAPITAL (DEFICIT)	(3,141,779)	(2,967,982)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	345,648	618,758
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	270,126	304,293
Notes receivable	0	0
Other assets	0	0
ASSETS	270,126	304,293
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,641,976	1,572,292
Capital contributions payable	105,139	105,139
LIABILITIES	1,747,115	1,677,431
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,235,163)	(1,132,351)
General Partner	(241,826)	(240,787)
PARTNERS' CAPITAL (DEFICIT)	(1,476,989)	(1,373,138)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	270,126	304,293
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	2,047,648	1,351,761
Notes receivable	0	0
Other assets	25,000	25,000
ASSETS	2,072,648	1,376,761
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	3,000
Accounts payable - affiliates	0	0
Capital contributions payable	66,294	66,294
LIABILITIES	66,294	69,294
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	2,365,549	1,673,651
General Partner	(359,195)	(366,184)
PARTNERS' CAPITAL (DEFICIT)	2,006,354	1,307,467
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	2,072,648	1,376,761
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	837,185	1,061,685
Notes receivable	0	0
Other assets	0	0
ASSETS	837,185	1,061,685
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	2,000	7,000
Accounts payable - affiliates	2,772,531	3,366,055
Capital contributions payable	1,229	1,229
LIABILITIES	2,775,760	3,374,284
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,512,826)	(1,883,110)
General Partner	(425,749)	(429,489)
PARTNERS' CAPITAL (DEFICIT)	(1,938,575)	(2,312,599)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	837,185	1,061,685
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	337,765	1,266,455
Notes receivable	0	0
Other assets	0	0
ASSETS	337,765	1,266,455
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,190,828	2,025,236
Capital contributions payable	69,154	69,154
LIABILITIES	1,259,982	2,094,390
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(687,215)	(593,876)
General Partner	(235,002)	(234,059)
PARTNERS' CAPITAL (DEFICIT)	(922,217)	(827,935)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	337,765	1,266,455
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	849,078	674,173
Notes receivable	0	0
Other assets	0	0
ASSETS	849,078	674,173
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	3,221,597	3,603,434
Capital contributions payable	0	0
LIABILITIES	3,221,597	3,603,434
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,048,404)	(2,599,579)
General Partner	(324,115)	(329,682)
PARTNERS' CAPITAL (DEFICIT)	(2,372,519)	(2,929,261)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	849,078	674,173
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	2,392,767	1,693,223
Notes receivable	0	0
Other assets	0	0
ASSETS	2,392,767	1,693,223
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	551,982	2,494,235
Capital contributions payable	0	0
LIABILITIES	551,982	2,494,235
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	2,104,402	(510,977)
General Partner	(263,617)	(290,035)
PARTNERS' CAPITAL (DEFICIT)	1,840,785	(801,012)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	2,392,767	1,693,223
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	2,934,317	979,340
Notes receivable	0	0
Other assets	0	0
ASSETS	2,934,317	979,340
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	131,000	133,500
Accounts payable - affiliates	767,505	1,292,536
Capital contributions payable	0	0
LIABILITIES	898,505	1,426,036
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	2,194,117	(263,566)
General Partner	(158,305)	(183,130)
PARTNERS' CAPITAL (DEFICIT)	2,035,812	(446,696)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	2,934,317	979,340
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	2,096,039	340,689
Notes receivable	0	0
Other assets	0	0
ASSETS	2,096,039	340,689
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,043,715	2,501,407
Capital contributions payable	138,438	138,438
LIABILITIES	2,182,153	2,639,845
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	130,312	(2,060,600)
General Partner	(216,426)	(238,556)
PARTNERS' CAPITAL (DEFICIT)	(86,114)	(2,299,156)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	2,096,039	340,689
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	3,042,864	333,474
Notes receivable	0	0
Other assets	0	0
ASSETS	3,042,864	333,474
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	6,543	4,779
Accounts payable - affiliates	1,515,985	2,020,632
Capital contributions payable	0	0
LIABILITIES	1,522,528	2,025,411
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,723,417	(1,456,733)
General Partner	(203,081)	(235,204)
PARTNERS' CAPITAL (DEFICIT)	1,520,336	(1,691,937)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	3,042,864	333,474
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,248,898	313,691
Notes receivable	0	0
Other assets	0	0
ASSETS	1,248,898	313,691
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	6,543	4,894
Accounts payable - affiliates	1,154,240	1,775,213
Capital contributions payable	0	0
LIABILITIES	1,160,783	1,780,107
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	283,677	(1,255,309)
General Partner	(195,562)	(211,107)
PARTNERS' CAPITAL (DEFICIT)	88,115	(1,466,416)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,248,898	313,691
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	248,318	510,705
Notes receivable	0	0
Other assets	0	0
ASSETS	248,318	510,705
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	5,000
Accounts payable - affiliates	2,684,058	2,862,316
Capital contributions payable	102	102
LIABILITIES	2,684,160	2,867,418
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,186,540)	(2,108,202)
General Partner	(249,302)	(248,511)
PARTNERS' CAPITAL (DEFICIT)	(2,435,842)	(2,356,713)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	248,318	510,705
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	322,902	331,029
Notes receivable	0	0
Other assets	1,218	1,218
ASSETS	324,120	332,247
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	4,500	0
Accounts payable - affiliates	3,286,255	3,161,663
Capital contributions payable	100	100
LIABILITIES	3,290,855	3,161,763
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,687,899)	(2,552,052)
General Partner	(278,836)	(277,464)
PARTNERS' CAPITAL (DEFICIT)	(2,966,735)	(2,829,516)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	324,120	332,247
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,072,528	3,412,757
Notes receivable	22,790	22,790
Other assets	51,003	51,003
ASSETS	1,146,321	3,486,550
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	2,141,040
Capital contributions payable	73,433	73,433
LIABILITIES	73,433	2,214,473
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,303,097	1,500,294
General Partner	(230,209)	(228,217)
PARTNERS' CAPITAL (DEFICIT)	1,072,888	1,272,077
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,146,321	3,486,550
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	351,638	2,886,991
Notes receivable	0	0
Other assets	82,514	82,514
ASSETS	434,152	2,969,505
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	771,794	3,061,116
Capital contributions payable	99,265	99,265
LIABILITIES	871,059	3,160,381
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(111,017)	132,554
General Partner	(325,890)	(323,430)
PARTNERS' CAPITAL (DEFICIT)	(436,907)	(190,876)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	434,152	2,969,505
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	66,324	44,503
Notes receivable	0	0
Other assets	0	0
ASSETS	66,324	44,503
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,584,641	2,331,303
Capital contributions payable	0	0
LIABILITIES	2,584,641	2,331,303
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,255,686)	(2,026,484)
General Partner	(262,631)	(260,316)
PARTNERS' CAPITAL (DEFICIT)	(2,518,317)	(2,286,800)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	66,324	44,503
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	803,153	748,100
Notes receivable	0	0
Other assets	0	0
ASSETS	803,153	748,100
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	515,173	515,173
Accounts payable - affiliates	2,357,846	2,058,519
Capital contributions payable	16,724	16,724
LIABILITIES	2,889,743	2,590,416
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,712,062)	(1,470,231)
General Partner	(374,528)	(372,085)
PARTNERS' CAPITAL (DEFICIT)	(2,086,590)	(1,842,316)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	803,153	748,100
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	651,129	243,277
Notes receivable	0	0
Other assets	3,788	3,788
ASSETS	654,917	247,065
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,886,971	1,650,887
Capital contributions payable	0	0
LIABILITIES	1,886,971	1,650,887
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(956,991)	(1,127,041)
General Partner	(275,063)	(276,781)
PARTNERS' CAPITAL (DEFICIT)	(1,232,054)	(1,403,822)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	$ 654,917	$ 247,065